DEPOSITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DEPOSITS [Abstract]
Interest expense on time deposits in denominations of $250,000 or more	$ 443	$ 567
Less than $250,000 [Abstract]
2018	56,384
2019	23,476
2020	18,622
2021	9,254
2022	7,040
Total	114,776
$250,000 or more [Abstract]
2018	20,466
2019	8,903
2020	6,989
2021	1,249
2022	1,609
Total	39,216	36,600
Total [Abstract]
2018	76,850
2019	32,379
2020	25,611
2021	10,503
2022	8,649
Total	153,992	159,929
Brokered deposits	27,368	29,485
Overdraft deposits	$ 53	$ 45